VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA MUTUAL FUNDS

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

(each a “Registrant” and collectively the “Registrants”)

and their respective Funds as identified below

(each a “Fund” and collectively the “Funds”)

Supplement dated January 19, 2018

to the Funds’ current Class I, Class R6, and Class W shares Prospectuses

Class I and Class W shares Prospectuses (Funds identified in Appendix A)

On January 11, 2018, the Funds’ Board of Directors/Trustees approved revising the Class I and Class W shares eligibility provisions to remove a restriction prohibiting the Funds and their distributor to waive the minimum initial investment requirement for individuals investing in Class I and Class W shares of the Funds through registered investment advisors, as such term is defined in Rule 203(A)-3(a) under the Investment Advisors Act of 1940. Effective immediately, the Funds’ prospectuses are revised to remove any such restriction.

Class R6 shares Prospectuses (Funds identified in Appendix B)

On January 11, 2018, the Funds’ Board of Directors/Trustees approved eliminating the condition that shareholders in a Fund may exchange their Class I shares in that Fund for Class R6 shares of the Fund only within a year after the launch of the Fund’s Class R6 shares. Effective immediately, the Funds’ prospectuses are revised to delete and replace the third paragraph of the section entitled “How to Buy Shares – Class R6 Shares” with the following:

In addition to the above investors, certain existing Class I shareholders of each Fund may exchange all of its Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated above; and (2) the shareholder does not require the Fund or an affiliate of the Fund to make, and the Fund or affiliate (including the Adviser and any affiliate of the Adviser) does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within a Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

APPENDIX A

Voya CBRE Global Infrastructure Fund

Voya CBRE Long/Short Fund

Voya Corporate Leaders 100® Fund

Voya Diversified Emerging Markets Debt Fund

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Floating Rate Fund

Voya Global Bond Fund

Voya Global Corporate Leaders 100® Fund

Voya Global Equity Dividend Fund

Voya Global Equity Fund

Voya Global High Dividend Low Volatility Fund

Voya Global Multi-Asset Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya Global Target Payment Fund

Voya GNMA Income Fund

Voya Government Money Market Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya International Real Estate Fund

Voya Investment Grade Credit Fund

Voya Large Cap Value Fund

Voya Large-Cap Growth Fund

Voya Mid Cap Research Enhanced Index Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya Russia Fund

Voya Securitized Credit Fund

Voya Senior Income Fund

Voya Short Term Bond Fund

Voya Small Company Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya Strategic Income Opportunities Fund

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

Voya U.S. High Dividend Low Volatility Fund

APPENDIX B

Voya Corporate Leaders 100® Fund

Voya Global Bond Fund

Voya Global Multi-Asset Fund

Voya Global Real Estate Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Investment Grade Credit Fund

Voya Large Cap Value Fund

Voya Large-Cap Growth Fund

Voya MidCap Opportunities Fund

Voya Real Estate Fund

Voya Short Term Bond Fund

Voya Small Company Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya Strategic Income Opportunities Fund

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

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